UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2968

Name of Registrant:	Vanguard Trustees' Equity Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1:	Schedule of Investments

Vanguard International Value Fund

Schedule of Investments

As of July 31, 2008

		Shares	Market Value ($000)
Common Stocks (91.2%)
Australia (0.6%)
	Westpac Banking Corp., Ltd.	825,950	16,582
	National Australia Bank Ltd.	489,021	11,226
	Macquarie Airports Group	3,112,272	8,222
	OZ Minerals Ltd.	3,793,083	7,053
	Metcash Ltd.	1,887,800	7,053
			50,136
Belgium (1.4%)
	Belgacom SA	984,200	38,709
	InBev	459,300	30,784
	Solvay SA	220,700	26,382
	Fortis	1,650,066	23,176
			119,051
Brazil (3.2%)
	Companhia Vale do Rio Doce Sponsored ADR	1,578,768	41,316
	Banco do Brasil SA	2,142,000	34,599
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	700,425	30,324
	Gerdau SA ADR	1,280,800	27,883
	Banco Bradesco SA	1,227,800	25,947
	Uniao de Bancos Brasileiros SA GDR	187,100	24,628
	Companhia Energetica de Minas Gerais ADR	955,749	22,699
	Petroleo Brasileiro SA Series A ADR	491,900	22,549
	Petroleo Brasileiro SA ADR	376,700	21,061
	Companhia Vale do Rio Doce ADR	682,000	20,480
			271,486
Canada (3.0%)
	Telus Corp.-Non Voting Shares	1,283,200	45,115
	Petro-Canada	671,200	30,979
	Royal Bank of Canada	652,547	30,112
	EnCana Corp.	288,500	20,821
	Bank of Nova Scotia, Halifax	423,668	20,680
^	Husky Energy Inc.	416,000	18,420
	Canadian Imperial Bank of Commerce	288,800	17,481
	Teck Cominco Ltd. Class B	361,300	16,595
^	IGM Financial, Inc.	374,403	15,628
	Methanex Corp.	397,900	10,698
	Sun Life Financial Services of Canada	207,480	8,065
	Nexen Inc.	233,501	7,345
	Inmet Mining Corp.	93,600	5,935
*	HudBay Minerals, Inc.	48,800	471
	ING Canada Inc.	1	—
			248,345
China (1.8%)
	China Petroleum & Chemical Corp.	39,556,000	41,308
^	LDK Solar Company Ltd ADR	736,000	24,781

China Shenhua Energy Co. Ltd. H Shares	5,043,000	18,609
China Mobile (Hong Kong) Ltd.	1,139,500	15,224
Weichai Power Co., Ltd. Class H	3,020,000	15,121
Denway Motors Ltd.	36,426,000	12,890
^ China Medical Technologies, Inc. ADR	222,838	10,678
China Communications Construction Co., Ltd.	5,555,000	10,351
		148,962
Denmark (0.3%)
Danske Bank A/S	854,200	24,138

Finland (2.0%)
Nokia Oyj	4,263,600	116,364
Fortum Oyj	548,800	24,192
Stora Enso Oyj R Shares	1,951,300	17,620
Outokumpu Oyj A Shares	288,300	6,713
		164,889
France (9.5%)
Total SA	1,910,548	146,288
Gaz de France	1,418,488	88,773
Sanofi-Aventis	1,260,504	88,479
BNP Paribas SA	646,002	63,684
France Telecom SA	1,758,000	55,586
AXA	1,707,734	50,193
Credit Agricole SA	1,969,634	41,939
Groupe Danone	538,500	39,941
Societe Generale Class A	421,656	39,020
Renault SA	423,200	35,131
Carrefour SA	443,832	22,668
Lagardere S.C.A.	410,100	22,477
Schneider Electric SA	191,967	21,256
Vivendi SA	403,489	16,870
Societe Television Francaise 1	843,672	14,453
Pinault-Printemps-Redoute SA	118,026	12,804
Vallourec SA	42,000	12,506
Arkema	232,600	11,809
Compagnie Generale des Etablissements Michelin SA	175,100	11,544
* Suez Environnement SA Rights Exp. 10/22/08	360,005	2,589
Air France	91,200	2,266
		800,276
Germany (9.7%)
E.On AG	932,100	177,630
Siemens AG	864,900	105,685
Allianz AG	554,800	94,075
BASF AG	899,000	56,904
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	330,600	54,878
Adidas AG	871,926	53,378
Deutsche Bank AG	542,200	50,092
Deutsche Telekom AG	2,121,000	36,765
Deutsche Lufthansa AG	1,561,100	35,815
SAP AG	526,458	30,484
RWE AG	202,620	24,245

Commerzbank AG	660,929	21,253
Bayer AG	239,193	20,585
Henkel AG & Co. KGaA	368,177	14,688
Merck KGaA	119,481	14,436
Fresenius Medical Care AG	201,000	11,072
^ Suedzucker AG	401,600	7,012
		808,997
Greece (0.3%)
Bank of Piraeus	510,426	15,244
Folli-Follie SA	346,132	8,706
		23,950
Hong Kong (0.4%)
China Netcom Group Corp. Hong Kong Ltd.	12,330,000	37,404

India (0.5%)
Infosys Technologies Ltd. ADR	684,595	26,966
State Bank of India GDR	258,600	16,922
		43,888
Indonesia (0.2%)
PT Telekomunikasi Indonesia ADR	555,200	18,311

Ireland (0.2%)
CRH PLC	620,500	16,427

Israel (0.1%)
Bank Hapoalim Ltd.	1,800,000	7,459

Italy (3.6%)
Eni SpA	5,415,039	182,728
Unicredit SpA	7,180,784	42,782
Intesa Sanpaolo SpA	5,068,700	28,465
Saipem SpA	569,526	22,019
Fondiari-Sai SpA	319,816	10,567
Telecom Italia SpA	5,695,000	10,221
Telecom Italia SpA RNC	6,391,400	8,629
		305,411
Japan (12.1%)
Sumitomo Mitsui Financial Group, Inc.	12,155	94,307
Tokyo Electric Power Co.	3,081,100	84,855
Canon, Inc.	1,399,000	63,942
JFE Holdings, Inc.	905,900	44,030
Mizuho Financial Group, Inc.	8,800	42,136
Nippon Telegraph and Telephone Corp.	8,005	40,670
Mitsubishi Corp.	1,333,400	38,855
Nintendo Co.	77,600	37,650
Toyota Motor Corp.	865,100	37,292
Mitsui OSK Lines Ltd.	2,833,000	36,688
Fujitsu Ltd.	5,001,000	36,169
Toshiba Corp.	5,098,000	33,099
Mitsui & Co., Ltd.	1,581,000	32,436
Nissan Motor Co., Ltd.	4,095,200	31,526
Orix Corp.	202,120	30,601

Inpex Holdings, Inc.	2,780	28,119
Sumitomo Trust & Banking Co., Ltd.	4,015,000	27,646
Sharp Corp.	1,827,000	25,380
Hitachi Ltd.	3,189,000	22,988
Bank of Yokohama Ltd.	3,422,000	22,067
Nomura Holdings Inc.	1,418,300	20,468
^ Promise Co., Ltd.	765,700	19,502
Mitsui Chemicals, Inc.	4,007,000	19,293
Shin-Etsu Chemical Co., Ltd.	301,800	18,465
Nidec Corp.	235,600	16,641
THK Co., Inc.	931,600	16,621
Shionogi & Co., Ltd.	840,000	16,451
Sumitomo Corp.	1,137,500	15,354
KDDI Corp.	2,587	14,820
Yaskawa Electric Corp.	1,694,000	14,259
Mitsubishi Chemical Holdings Corp.	1,978,500	11,804
Hoya Corp.	524,900	10,824
Nippon Mining Holdings Inc.	1,276,500	7,691
Mitsubishi UFJ Financial Group	60	1
		1,012,650
Luxembourg (1.0%)
ArcelorMittal (Paris Shares)	650,006	57,494
ArcelorMittal (Amsterdam Shares)	289,221	25,585
		83,079
Malaysia (0.2%)
Bumiputra-Commerce Holdings Bhd.	5,352,300	14,292

Mexico (0.3%)
America Movil SA de CV Series L ADR	453,779	22,911

Netherlands (2.1%)
ING Groep NV	1,357,234	44,258
Koninklijke KPN NV	2,464,000	42,894
Unilever NV	973,220	26,840
Koninklijke Ahold NV	2,191,680	24,937
Koninklijke DSM NV	319,300	19,374
Heineken NV	377,000	17,517
		175,820
Norway (0.7%)
StatoilHydro ASA	878,500	28,458
^,* Subsea 7 Inc.	1,016,300	23,883
Norsk Hydro ASA	843,000	10,539
		62,880
Philippines (0.3%)
Philippine Long Distance Telephone Co.	385,500	21,862

Portugal (0.4%)
Portugal Telecom SGPS SA	3,102,900	34,031

Russia (3.5%)
MMC Norilsk Nickel ADR	3,737,338	81,046
OAO Gazprom Sponsored ADR	1,328,024	63,559

	LUKOIL Sponsored ADR	518,750	43,084
	Mobile TeleSystems ADR	580,240	41,429
[1]	Evraz Group SA GDR 144A	307,963	29,421
	LUKOIL ADR	278,165	23,103
	Wimm-Bill-Dann Foods ADR	131,172	12,763
			294,405
Singapore (1.4%)
	DBS Group Holdings Ltd.	4,159,201	57,852
	Singapore Telecommunications Ltd.	21,763,900	56,632
			114,484

South Africa (0.4%)
Sanlan Ltd.	9,045,470	21,554
Standard Bank Group Ltd.	901,078	11,063
		32,617
South Korea (3.3%)
Kookmin Bank	1,152,034	65,328
Samsung Electronics Co., Ltd.	70,918	39,236
SK Telecom Co., Ltd. ADR	1,298,700	27,688
* Hynix Semiconductor Inc.	1,246,200	26,439
[1] Samsung Electronics Co., Ltd. GDR	87,300	24,151
Samsung Electronics Co., Ltd. Pfd.	58,300	21,433
Industrial Bank of Korea	1,299,860	20,092
Hyundai Mobis	200,510	17,463
Hana Financial Group Inc.	339,800	12,840
Hyundai Motor Co., Ltd. 2nd Pfd.	438,770	12,184
Honam Petrochemical Corp.	129,200	9,578
		276,432
Spain (1.0%)
Banco Santander Central Hispano SA	2,602,438	50,661
Repsol YPF SA	938,900	31,456
		82,117
Sweden (1.0%)
Telefonaktiebolaget LM Ericsson AB Class B	4,346,080	45,608
Svenska Cellulosa AB B Shares	1,678,000	18,994
Tele2 AB B Shares	1,024,000	17,885
Electrolux AB Series B	15,500	187
		82,674
Switzerland (6.3%)
Novartis AG (Registered)	3,022,771	179,449
Roche Holdings AG	900,413	166,362
Nestle SA (Registered)	1,662,880	72,942
Credit Suisse Group (Registered)	1,165,231	58,191
Zurich Financial Services AG	152,600	40,109
Lonza AG (Registered)	100,962	14,634
		531,687
Taiwan (1.3%)
Asustek Computer Inc.	10,504,000	27,340
United Microelectronics Corp.	50,169,061	23,209
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,919,670	18,237
Siliconware Precision Industries Co.	10,457,417	13,633
Compal Electronics Inc. GDR	1,499,399	7,160

China Steel Corp.	4,611,732	6,569
China Steel Corp. GDR	196,889	5,621
Powerchip Semiconductor Corp.	21,609,000	5,021
		106,790
Thailand (0.2%)
PTT Public Co. Ltd. (Foreign)	2,059,900	15,265

Turkey (1.0%)
Turkiye Is Bankasi A.S. C Shares	6,715,500	30,924
Turkcell Iletisim Hizmetleri A.S.	3,540,500	27,130
Tupras-Turkiye Petrol Rafinerileri A.S.	859,000	23,206
		81,260
United Kingdom (17.9%)
Vodafone Group PLC	79,574,662	213,167
Royal Dutch Shell PLC Class A (Amsterdam Shares)	3,799,700	134,745
GlaxoSmithKline PLC	5,661,500	131,971
BP PLC	9,099,300	93,391
Royal Bank of Scotland Group PLC	16,320,154	67,713
BAE Systems PLC	7,580,200	67,264
Imperial Tobacco Group PLC	1,737,750	64,900
HBOS PLC	10,951,318	62,495
Aviva PLC	6,204,251	61,568
HSBC Holdings PLC	3,505,900	57,980
British American Tobacco PLC	1,401,800	50,588
Diageo PLC	2,766,500	48,194
Tesco PLC	6,459,073	45,880
Unilever PLC	1,571,200	43,078
Prudential PLC	3,737,500	40,024
Xstrata PLC	458,530	32,888
Man Group PLC	2,422,907	29,267
Barclays PLC	3,854,600	26,174
HSBC Holdings PLC (Hong Kong Shares)	1,525,269	25,100
Reckitt Benckiser Group PLC	441,600	24,076
Associated British Foods PLC	1,642,500	23,225
BHP Billiton PLC	698,561	23,119
BG Group PLC	964,400	21,796
ICAP PLC	2,159,002	21,299
Smith & Nephew PLC	1,483,991	15,847
AstraZeneca Group PLC	260,950	12,683
British Sky Broadcasting Group PLC	1,409,811	12,636
Royal & Sun Alliance Insurance Group PLC	4,587,167	11,910
ITV PLC	12,880,070	10,803
Home Retail Group	2,327,100	9,952
Royal Dutch Shell PLC Class B	241,359	8,476
Antofagasta PLC	228,700	2,597
Trinity Mirror PLC	888,800	1,510
Kazakhmys PLC	40,500	1,192

^ Taylor Wimpey PLC	1,167,400	903
		1,498,411
Total Common Stocks (Cost $7,535,264)		7,632,797
Temporary Cash Investments (9.2%)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.7%)
[2,3]	Federal Home Loan Mortgage Corp.	2.116%	8/29/08	40,000	39,933
[2,3]	Federal National Mortgage Assn.	2.037%	8/18/08	25,000	24,974
					64,907

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (8.5%)
[4]	Vanguard Market Liquidity Fund	2.386%	710,184,108	710,184
Total Temporary Cash Investments (Cost $775,095)				775,091
Total Investments (100.4%) (Cost $8,310,359)				8,407,888
[3]	Other Assets and Liabilities-Net (-0.4%)			(37,002)
Net Assets (100%)				8,370,886

^	Part of security position is on loan to broker-dealers.
*	Non-income-producing security.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of these securities was $53,572,000, representing 0.6% of net assets.

2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
3	Securities with a value of $64,907,000 and cash of $4,426,000, have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2008, the cost of investment securities for tax purposes was $8,317,480,000. Net unrealized appreciation of investment securities for tax purposes was $90,408,000, consisting of unrealized gains of $971,765,000 on securities that had risen in value since their purchase and $881,357,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 94.8% and 5.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
	Number	Aggregate	Unrealized
	of Long	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)

Dow Jones Euro Stoxx 50 Index	2,757	145,351	(7,325)
Topix Index	578	69,600	(4,760)
FTSE 100 Index	649	69,493	(6,836)
S&P ASX 200 Index	204	23,878	(1,986)

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At July 31, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
	Contract Amount (000)				(Depreciation)
Contract Settlement Date	Receive		Deliver		($000)

9/24/2008	AUD	25,410	USD	23,718	36
9/24/2008	EUR	70,902	USD	110,289	539
9/24/2008	GBP	34,352	USD	67,757	1,152
9/17/2008	JPY	7,341,720	USD	68,121	(759)

AUD-Australian dollar.

EUR-euro.

GBP-British pound.

JPY-Japanese yen.

USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Diversified Equity Fund

Schedule of Investments

As of July 31, 2008

	Shares	Market Value ($000)
Investment Companies (99.9%)
U.S. Stock Funds (99.9%)
Vanguard Growth and Income Fund Investor Shares	7,652,818	213,667
Vanguard Windsor Fund Investor Shares	12,576,895	160,984
Vanguard U.S. Growth Fund Investor Shares	9,019,990	160,646
Vanguard Windsor II Fund Investor Shares	6,040,646	160,137
Vanguard Morgan Growth Fund Investor Shares	9,248,119	159,900
Vanguard Explorer Fund Investor Shares	1,668,577	106,956
Vanguard Capital Value Fund	6,593,352	53,802
Vanguard Mid-Cap Growth Fund	3,254,902	53,055
		1,069,147
Total Investment Companies (Cost $1,275,693)		1,069,147
Other Assets and Liabilities-Net (0.1%)		955
Net Assets (100%)		1,070,102

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2008, the cost of investment securities for tax purposes was $1,275,693,000. Net unrealized depreciation of investment securities for tax purposes was $206,546,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES' EQUITY FUNDS

BY:	(signature) (HEIDI STAM) F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Date:	September 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUNDS

BY:	(signature) (HEIDI STAM) F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Date:	September 9, 2008

VANGUARD TRUSTEES' EQUITY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 9, 2008

* Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see File Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.